THE KP FUNDS

KP Large Cap Equity Fund

(the “Fund”)

Supplement dated January 13, 2020

to the Prospectus dated May 1, 2019, as supplemented (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, Katherine Cannan has been appointed a portfolio manager of the Fund. Accordingly, the Prospectus is supplemented as follows:

1.	The disclosure under the heading “MFS Investment Management” on page 12 is deleted and replaced with the following:

“Katherine Cannan, Investment Officer and Portfolio Manager, has managed the portion of the Fund’s assets allocated to MFS since December 2019.

Nevin Chitkara, Investment Officer and Portfolio Manager, has managed the portion of the Fund’s assets allocated to MFS since the Fund’s inception in 2014.

Steven Gorham, CFA, Investment Officer and Portfolio Manager, has managed the portion of the Fund’s assets allocated to MFS since the Fund’s inception in 2014.”

2.	The disclosure under the subheading “Portfolio Managers:” under the “MFS Investment Management” heading on page 98 is deleted and replaced with the following:

“Katherine Cannan, Investment Officer and Portfolio Manager, has managed the portion of the Fund’s assets allocated to MFS since December 2019. Ms. Cannan has been with MFS for 7 years and has 12 years of investment industry experience.

Nevin Chitkara, Investment Officer and Portfolio Manager, has managed the portion of the Fund’s assets allocated to MFS since the Fund’s inception in 2014. Mr. Chitkara has been with MFS for 21 years and has 26 years of investment industry experience.

Steven Gorham, CFA, Investment Officer and Portfolio Manager, has managed the portion of the Fund’s assets allocated to MFS since the Fund’s inception in 2014. Mr. Gorham has been with MFS for 29 years and has 29 years of investment industry experience.”

Please retain this supplement for future reference.

KPF-SK-049-0100

THE KP FUNDS

KP Large Cap Equity Fund

(the “Fund”)

Supplement dated January 13, 2020 to the

Statement of Additional Information dated May 1, 2019, as supplemented (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, Katherine Cannan has been appointed a portfolio manager of the Fund. Accordingly, the SAI is supplemented as follows:

1.	The following is added to the chart under the subheading “Compensation,” under the “MFS” heading on page S-62:

Fund	Portfolio Manager	Benchmark(s)
KP Large Cap Equity Fund	Katherine Cannan	Russell 1000® Value Index

2.	The following is added to the chart under the subheading “Ownership of Fund Shares” under the “MFS” heading on page S-63:

Name	Dollar Range of Fund Shares
Katherine Cannan[2]	None

[2]	Valuation date is December 31, 2019.

3.	The following is added to the chart under the subheading “Other Accounts” under the “MFS” heading on page S-63:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Katherine Cannan (KP Large Cap Equity Fund)[1]	11	$65,858.0	2	$3,318.2	18	$9,473.9

[1]	Valuation date is December 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KPF-SK-050-0100